Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax.
Summary of major components of income tax expense

The major components of income tax expense for the years ended December 31, 2015, 2016 and 2017 are as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Current income tax:
Current income tax charge	$(42)	$(60)	$(301)
Adjustment for prior year	49	(3)	(23)
Income tax (expense) benefit	$7	$(63)	$(324)

Summary of reconciliation of the income tax expense

The following table provides a reconciliation of the income tax expense calculated at the French statutory tax rate to the income tax expense (in thousands).

	Year Ended December 31,
	2015	2016	2017
Loss before income tax expense	$(22,013)	$(24,180)	$(30,884)
At France’s statutory income tax rate of 33.33% plus 1.1% surcharge in fiscal 2015, 2016 and 2017	7,579	8,325	10,633
Effect of different tax rates of subsidiaries operating in countries other than France	(455)	(105)	2,154
Non-deductible expenses	(852)	(428)	231
Effective change in tax rates	(33)	(6,428)	(13,056)
Stock-based compensation	—	(688)	1,741
Deferred tax assets not recognized	(6,310)	(802)	(2,261)
Other items, net	78	63	234
Income tax (expense) benefit	$7	$(63)	$(324)

Summary of deferred tax assets

At December 31, 2016 and 2017 the Group had the following deferred tax assets (in thousands):

	Year Ended December 31,
	2016	2017
Recognized deferred tax liability	$—	$(2,192)
Recognized deferred tax asset	—	2,192
Unrecognized deferred tax assets	49,959	62,808
Total deferred tax assets	$49,959	$62,808

	Year Ended December 31,
	2016	2017
Tax losses	$41,766	$53,514
Other temporary differences	8,193	9,294
Total deferred tax assets	$49,959	$62,808

Summary of expiration gross tax losses

Gross tax losses expire as follows (in thousands):

	Year Ended December 31,
	2016	2017
From 1 to 5 years	$580	$87
Thereafter	8,654	23,822
Indefinite	130,553	180,574
Total gross tax losses	$139,787	$204,483